Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
OPERATING ACTIVITIES
Net income	$ 883	$ 1,096
Items not involving current cash flows	2,368	1,857
Profit loss after adjustment of non cash items	3,251	2,953
Changes in operating assets and liabilities	347	681
Cash provided from operating activities	3,598	3,634
INVESTMENT ACTIVITIES
Fixed asset additions	(1,313)	(2,178)
Acquisitions	(1)	(86)
Increase in investments, other assets and intangible assets	(499)	(617)
Increase in public and private equity investments	(8)	(12)
Proceeds from dispositions of fixed assets, other assets and investments	121	219
Net cash inflow from disposal of facilities	0	82
Cash used for investing activities	(1,700)	(2,592)
FINANCING ACTIVITIES
Issues of debt	1,048	778
Decrease in short-term borrowings	(318)	(182)
Repayments of debt	(1,397)	(815)
Issue of Common Shares on exercise of stock options	2	30
Tax withholdings on vesting of equity awards	(5)	(8)
Repurchase of Common Shares	(137)	(207)
Dividends	(544)	(539)
Dividends paid to non-controlling interests	(59)	(46)
Acquisition of non-controlling interest	(122)	0
Cash used for financing activities	(1,532)	(989)
Effect of exchange rate changes on cash and cash equivalents	(1)	(4)
Net increase in cash and cash equivalents during the year	365	49
Cash and cash equivalents, beginning of year	1,247	1,198
Cash and cash equivalents, end of year	$ 1,612	$ 1,247